Employee benefits	12 Months Ended
Dec. 31, 2018
Employee benefits
Employee benefits

16.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2018, 2017 and 2016, are as follows:

	2018		2017		2016
Analysis of net period cost:
Current service cost	Ps.	4,977	Ps.	3,657	Ps.	2,421
Interest cost on benefit obligation		1,424		1,000		701
Net period cost	Ps.	6,401	Ps.	4,657	Ps.	3,122

Changes in the defined benefit obligation are as follows:

	2018		2017		2016
Defined benefit obligation at January 1,	Ps.	19,289	Ps.	13,438	Ps.	10,056
Net period cost charged to profit or loss:
Current service cost		4,977		3,657		2,421
Interest cost on benefit obligation		1,423		1,000		701
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		(5,989)		1,776		442
Payments made		(1,547)		(582)		(182)
Defined benefit obligation at December 31,	Ps.	18,153	Ps.	19,289	Ps.	13,438

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2018	2017	2016
Financial:
Discount rate	9.91%	7.72%	7.78%
Expected rate of salary increases	5.65%	5.50%	5.50%
Annual increase in minimum salary	4.15%	4.00%	4.00%

Biometric:
Mortality (1)	EMSSA 09	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97
(1)	Mexican Experience of social security (EMSSA).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Accruals for short-term employee benefits at December 31, 2018, 2017 and 2016, respectively, are as follows:

	2018		2017		2016
Employee profit-sharing (Note 15c)	Ps.	14,984	Ps.	9,063	Ps.	10,695

The key management personnel of the Company include the members of the Board of Directors (Note 7).